Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
Cash Flows From Operating Activities
Net loss	$ (209,617)	$ (2,000)	$ (2,065,784)	$ (19,760)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			1,896,537
Changes in operating assets and liabilities:
Prepaid expense	(2,599)
Accounts payable and accrued liabilities	(133,382)		(18,036)	301
Net Cash Used in Operating Activities	(345,598)	(2,000)	(151,211)	(19,459)
Cash Flows From Financing Activities
Purchase of license			(100,000)
Net advances from related parties	70,800	2,000
Proceeds from issuance of stock payable	250,000		250,000
Net Cash Provided by Financing Activities	320,800	2,000	291,043	19,459
Net Decrease In Cash	(24,798)		39,832
Cash - Beginning of Period	39,832
Cash - End of Period	15,034		39,832
Supplementary Cash Flows Information:
Interest paid
Income taxes paid
Non-cash Investing and Financing Activities:
Payable incurred for purchase of license	$ 75,000		$ 300,000